Crypto assets	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Crypto assets

5. Crypto assets

The Company uses crypto assets like USDT and USDC as medium of exchange for collecting and settling business-related payments and for receiving investment proceeds. As of June 30, 2025 and 2026, the Company held nil and $2,160,746 of USDT and USDC, respectively.

The Company commenced the use of crypto assets in December 2025. The movements in digital assets and USDC for the year ended June 30, 2026 are set out below:

	USDT	USDC
Balance as of June 30, 2025	$-	$-
Additions(i)	991,601	6,275,251
Disposals - sold for US dollars	(596,852)	(809,669)
Disposals(ii)	(394,749)	(3,304,836)
Balance as of June 30, 2026	$-	$2,160,746

(i)	The Company acquired a total of 991,601 USDT at a cost of $991,601 from revenues and other current assets. The Company acquired a total of 6,275,251 USDC at a cost of $ 6,275,251 from revenues, USDC rewards, other current assets and investment proceeds from SAFEs.
(ii)	The Company uses digital assets and USDC to settle professional services fees and other expenditures, and any digital assets held may be converted into USDC, as needed.

The Company’s balances related to digital assets are USD-pegged stablecoins. No fair value gain or loss on digital assets was recognized for the year ended June 30, 2026 considering the low volatility in the fair value of USDT during the year ended June 30, 2026.

The following table summarizes other operating activities settled in digital assets and USDC:

For the Year Ended June 30, 2026
Revenue	$(2,798,918)
Other receivables	(1,452,102)
Cost and expenses	3,699,585
USDC rewards	(15,832)
Total operating activities settled in digital assets and USDC	$(567,267)